Quarterly Holdings Report
for

Fidelity ZERO℠ Large Cap Index Fund

January 31, 2021

LCX-QTLY-0321
1.9891462.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	678,175	$19,416,150
Liberty Global PLC:
Class A (a)	13,191	318,431
Class C (a)	34,749	839,536
Lumen Technologies, Inc.	94,068	1,164,562
Verizon Communications, Inc.	393,785	21,559,729
		43,298,408
Entertainment - 2.3%
Activision Blizzard, Inc.	73,574	6,695,234
Electronic Arts, Inc.	27,623	3,955,614
Live Nation Entertainment, Inc. (a)	13,635	906,046
Netflix, Inc. (a)	42,045	22,384,338
Roku, Inc. Class A (a)	10,373	4,035,408
Take-Two Interactive Software, Inc. (a)	10,958	2,196,531
The Walt Disney Co.	172,301	28,975,859
		69,149,030
Interactive Media & Services - 5.7%
Alphabet, Inc.:
Class A (a)	28,643	52,341,072
Class C (a)	27,594	50,655,410
Facebook, Inc. Class A (a)	228,778	59,100,221
InterActiveCorp (a)	7,546	1,584,283
Match Group, Inc. (a)	18,165	2,540,557
Snap, Inc. Class A (a)	86,961	4,603,715
Twitter, Inc. (a)	75,715	3,825,879
		174,651,137
Media - 1.4%
Charter Communications, Inc. Class A (a)	13,887	8,437,186
Comcast Corp. Class A	434,551	21,540,693
Discovery Communications, Inc.:
Class A (a)(b)	15,124	626,436
Class C (non-vtg.) (a)	28,193	987,601
DISH Network Corp. Class A (a)	23,293	675,963
Fox Corp.:
Class A	31,988	997,386
Class B	14,823	443,059
Liberty Broadband Corp.:
Class A (a)	2,240	325,181
Class C (a)	20,143	2,941,885
Liberty Media Corp.:
Liberty Braves Class A (a)	1,204	32,941
Liberty Braves Class C (a)	2,968	79,483
Liberty Formula One Group Series C (a)	18,776	755,358
Liberty Media Class A (a)	3,241	117,486
Liberty SiriusXM Series A (a)	8,141	329,059
Liberty SiriusXM Series C (a)	16,193	656,788
Omnicom Group, Inc.	20,478	1,277,418
ViacomCBS, Inc. Class B	53,788	2,608,718
		42,832,641
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	55,514	6,999,205

TOTAL COMMUNICATION SERVICES		336,930,421

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.1%
Aptiv PLC	25,710	3,434,856
Automobiles - 2.2%
Ford Motor Co.	372,090	3,918,108
General Motors Co.	119,894	6,076,228
Tesla, Inc. (a)	72,166	57,265,886
		67,260,222
Distributors - 0.1%
Genuine Parts Co.	13,702	1,286,344
LKQ Corp. (a)	26,708	937,184
		2,223,528
Hotels, Restaurants & Leisure - 1.6%
ARAMARK Holdings Corp.	23,842	817,542
Carnival Corp.	70,599	1,318,083
Chipotle Mexican Grill, Inc. (a)	2,664	3,942,720
Darden Restaurants, Inc.	12,374	1,446,397
Domino's Pizza, Inc.	3,742	1,387,384
Hilton Worldwide Holdings, Inc.	26,435	2,680,245
Las Vegas Sands Corp.	31,298	1,505,121
Marriott International, Inc. Class A	25,332	2,946,365
McDonald's Corp.	70,914	14,738,766
MGM Resorts International	39,029	1,114,668
Norwegian Cruise Line Holdings Ltd. (a)(b)	30,104	681,856
Royal Caribbean Cruises Ltd.	17,699	1,150,435
Starbucks Corp.	111,722	10,815,807
Wynn Resorts Ltd.	9,259	921,548
Yum! Brands, Inc.	28,752	2,918,040
		48,384,977
Household Durables - 0.3%
D.R. Horton, Inc.	31,588	2,425,958
Garmin Ltd.	14,113	1,621,019
Lennar Corp.:
Class A	26,034	2,164,727
Class B	1,668	111,656
NVR, Inc. (a)	333	1,480,678
PulteGroup, Inc.	25,492	1,108,902
		8,912,940
Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc. (a)	40,587	130,130,039
eBay, Inc.	62,350	3,523,399
Expedia, Inc.	12,947	1,606,723
The Booking Holdings, Inc. (a)	3,898	7,578,998
		142,839,159
Leisure Products - 0.0%
Hasbro, Inc.	12,115	1,136,629
Multiline Retail - 0.5%
Dollar General Corp.	23,320	4,538,305
Dollar Tree, Inc. (a)	22,391	2,276,269
Target Corp.	47,658	8,634,200
		15,448,774
Specialty Retail - 2.1%
AutoZone, Inc. (a)	2,209	2,470,479
Best Buy Co., Inc.	21,950	2,388,599
Burlington Stores, Inc. (a)	6,286	1,564,585
CarMax, Inc. (a)	15,628	1,840,666
Lowe's Companies, Inc.	69,737	11,635,618
O'Reilly Automotive, Inc. (a)	6,903	2,937,019
Ross Stores, Inc.	33,897	3,772,397
The Home Depot, Inc.	102,458	27,747,676
TJX Companies, Inc.	114,279	7,318,427
Tractor Supply Co.	11,056	1,567,077
Ulta Beauty, Inc. (a)	5,347	1,495,877
		64,738,420
Textiles, Apparel & Luxury Goods - 0.7%
lululemon athletica, Inc. (a)	11,287	3,709,811
NIKE, Inc. Class B	119,408	15,951,715
VF Corp.	30,457	2,341,230
		22,002,756

TOTAL CONSUMER DISCRETIONARY		376,382,261

CONSUMER STAPLES - 6.0%
Beverages - 1.4%
Brown-Forman Corp. Class B (non-vtg.)	17,360	1,244,191
Constellation Brands, Inc. Class A (sub. vtg.)	16,136	3,403,566
Molson Coors Beverage Co. Class B	17,938	899,770
Monster Beverage Corp. (a)	35,175	3,054,245
PepsiCo, Inc.	131,503	17,959,365
The Coca-Cola Co.	368,074	17,722,763
		44,283,900
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	41,985	14,796,774
Kroger Co.	73,717	2,543,237
Sysco Corp.	48,482	3,466,948
Walgreens Boots Alliance, Inc.	68,410	3,437,603
Walmart, Inc.	131,909	18,531,895
		42,776,457
Food Products - 0.9%
Archer Daniels Midland Co.	52,984	2,649,730
Conagra Brands, Inc.	46,385	1,604,921
General Mills, Inc.	58,194	3,381,071
Hormel Foods Corp.	26,663	1,249,428
Kellogg Co.	24,188	1,425,641
Lamb Weston Holdings, Inc.	13,914	1,039,376
McCormick & Co., Inc. (non-vtg.)	23,685	2,120,755
Mondelez International, Inc.	136,087	7,544,663
The Hershey Co.	14,058	2,044,596
The J.M. Smucker Co.	10,850	1,263,049
The Kraft Heinz Co.	61,691	2,067,265
Tyson Foods, Inc. Class A	28,023	1,802,159
		28,192,654
Household Products - 1.5%
Church & Dwight Co., Inc.	23,667	1,998,205
Clorox Co.	12,002	2,513,939
Colgate-Palmolive Co.	81,573	6,362,694
Kimberly-Clark Corp.	32,376	4,276,870
Procter & Gamble Co.	235,923	30,247,688
		45,399,396
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	21,558	5,101,701
Tobacco - 0.6%
Altria Group, Inc.	176,946	7,268,942
Philip Morris International, Inc.	148,235	11,806,918
		19,075,860

TOTAL CONSUMER STAPLES		184,829,968

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	65,104	1,307,939
Halliburton Co.	84,488	1,489,523
Schlumberger Ltd.	132,085	2,933,608
		5,731,070
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	35,642	508,968
Cheniere Energy, Inc. (a)	21,810	1,381,227
Chevron Corp.	183,305	15,617,586
ConocoPhillips Co.	129,056	5,166,112
Diamondback Energy, Inc.	15,065	854,035
EOG Resources, Inc.	55,335	2,819,872
Exxon Mobil Corp.	402,524	18,049,176
Hess Corp.	25,955	1,401,051
Kinder Morgan, Inc.	185,938	2,618,007
Marathon Petroleum Corp.	61,731	2,664,310
Occidental Petroleum Corp.	79,863	1,602,052
ONEOK, Inc.	42,415	1,689,389
Phillips 66 Co.	41,437	2,809,429
Pioneer Natural Resources Co.	19,277	2,330,589
The Williams Companies, Inc.	115,144	2,444,507
Valero Energy Corp.	38,850	2,192,306
		64,148,616

TOTAL ENERGY		69,879,686

FINANCIALS - 10.4%
Banks - 3.7%
Bank of America Corp.	724,504	21,481,544
Citigroup, Inc.	198,165	11,491,588
Citizens Financial Group, Inc.	40,650	1,481,286
Fifth Third Bancorp	67,913	1,964,723
First Republic Bank	16,495	2,391,610
Huntington Bancshares, Inc.	96,795	1,280,114
JPMorgan Chase & Co.	290,089	37,325,752
KeyCorp	93,109	1,569,818
M&T Bank Corp.	12,223	1,619,181
PNC Financial Services Group, Inc.	40,336	5,789,023
Regions Financial Corp.	91,313	1,553,234
SVB Financial Group (a)	4,932	2,159,131
Truist Financial Corp.	128,342	6,157,849
U.S. Bancorp	130,507	5,592,225
Wells Fargo & Co.	393,507	11,757,989
		113,615,067
Capital Markets - 2.8%
Ameriprise Financial, Inc.	11,241	2,224,257
Bank of New York Mellon Corp.	77,326	3,079,895
BlackRock, Inc. Class A	13,499	9,466,309
Cboe Global Markets, Inc.	10,305	945,278
Charles Schwab Corp.	141,973	7,317,288
CME Group, Inc.	34,170	6,210,056
FactSet Research Systems, Inc.	3,612	1,092,052
Goldman Sachs Group, Inc.	32,752	8,881,360
Intercontinental Exchange, Inc.	53,418	5,894,676
MarketAxess Holdings, Inc.	3,614	1,954,307
Moody's Corp.	15,373	4,093,215
Morgan Stanley	136,042	9,121,616
MSCI, Inc.	7,891	3,119,312
NASDAQ, Inc.	10,897	1,474,037
Northern Trust Corp.	19,834	1,768,994
Raymond James Financial, Inc.	11,645	1,163,685
S&P Global, Inc.	22,900	7,259,300
State Street Corp.	33,613	2,352,910
T. Rowe Price Group, Inc.	21,559	3,373,552
The Blackstone Group LP	64,142	4,309,701
		85,101,800
Consumer Finance - 0.6%
Ally Financial, Inc.	35,508	1,343,623
American Express Co.	62,079	7,217,305
Capital One Financial Corp.	43,553	4,540,836
Discover Financial Services	29,059	2,427,589
Synchrony Financial	51,789	1,742,700
		17,272,053
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	185,194	42,200,157
Equitable Holdings, Inc.	38,012	941,937
		43,142,094
Insurance - 1.9%
AFLAC, Inc.	62,242	2,812,094
Alleghany Corp.	1,360	770,916
Allstate Corp.	28,956	3,103,504
American International Group, Inc.	81,734	3,060,121
Aon PLC	21,763	4,420,065
Arch Capital Group Ltd. (a)	38,761	1,217,483
Arthur J. Gallagher & Co.	18,329	2,115,350
Brown & Brown, Inc.	22,494	969,266
Chubb Ltd.	42,960	6,257,983
Cincinnati Financial Corp.	14,216	1,195,423
Everest Re Group Ltd.	3,753	792,183
FNF Group	27,895	1,012,589
Globe Life, Inc.	9,248	835,927
Hartford Financial Services Group, Inc.	34,151	1,639,931
Lincoln National Corp.	17,121	778,834
Loews Corp.	22,300	1,009,967
Markel Corp. (a)	1,312	1,271,958
Marsh & McLennan Companies, Inc.	48,275	5,305,905
MetLife, Inc.	72,856	3,508,016
Principal Financial Group, Inc.	24,320	1,198,246
Progressive Corp.	55,734	4,859,447
Prudential Financial, Inc.	37,730	2,953,504
The Travelers Companies, Inc.	24,116	3,287,011
W.R. Berkley Corp.	13,263	824,163
Willis Towers Watson PLC	12,275	2,491,089
		57,690,975
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp.	51,418	802,121
Annaly Capital Management, Inc.	133,356	1,082,851
		1,884,972

TOTAL FINANCIALS		318,706,961

HEALTH CARE - 13.6%
Biotechnology - 2.1%
AbbVie, Inc.	168,033	17,220,022
Alexion Pharmaceuticals, Inc. (a)	20,833	3,194,324
Alnylam Pharmaceuticals, Inc. (a)	11,066	1,665,212
Amgen, Inc.	55,411	13,377,878
Biogen, Inc. (a)	14,646	4,139,106
BioMarin Pharmaceutical, Inc. (a)	17,218	1,425,306
Exact Sciences Corp. (a)	15,068	2,066,727
Gilead Sciences, Inc.	119,329	7,827,982
Incyte Corp. (a)	17,662	1,585,165
Regeneron Pharmaceuticals, Inc. (a)	9,985	5,030,842
Seagen, Inc. (a)	12,019	1,974,361
Vertex Pharmaceuticals, Inc. (a)	24,753	5,670,417
		65,177,342
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	168,663	20,845,060
Align Technology, Inc. (a)	6,830	3,588,345
Baxter International, Inc. (b)	48,625	3,735,859
Becton, Dickinson & Co.	27,604	7,226,451
Boston Scientific Corp. (a)	136,310	4,830,826
Danaher Corp.	60,167	14,310,119
Dentsply Sirona, Inc.	20,754	1,110,131
DexCom, Inc. (a)	9,141	3,426,504
Edwards Lifesciences Corp. (a)	59,321	4,898,728
Hologic, Inc. (a)	24,472	1,951,153
IDEXX Laboratories, Inc. (a)	8,121	3,887,360
Insulet Corp. (a)	6,277	1,677,089
Intuitive Surgical, Inc. (a)	11,188	8,364,596
Medtronic PLC	128,099	14,261,262
ResMed, Inc.	13,795	2,780,658
STERIS PLC	8,098	1,515,217
Stryker Corp.	31,118	6,877,389
Teleflex, Inc.	4,437	1,675,544
The Cooper Companies, Inc.	4,675	1,701,887
Varian Medical Systems, Inc. (a)	8,639	1,516,749
West Pharmaceutical Services, Inc.	7,041	2,108,709
Zimmer Biomet Holdings, Inc.	19,741	3,033,599
		115,323,235
Health Care Providers & Services - 2.5%
AmerisourceBergen Corp.	13,961	1,454,736
Anthem, Inc.	23,672	7,030,111
Cardinal Health, Inc.	27,857	1,496,757
Centene Corp. (a)	55,190	3,327,957
Cigna Corp.	34,385	7,463,264
CVS Health Corp.	124,583	8,926,372
HCA Holdings, Inc.	25,127	4,082,635
Henry Schein, Inc. (a)	13,617	896,679
Humana, Inc.	12,599	4,826,803
Laboratory Corp. of America Holdings (a)	9,277	2,123,598
McKesson Corp.	15,223	2,655,957
Quest Diagnostics, Inc.	12,780	1,650,537
UnitedHealth Group, Inc.	90,294	30,120,273
Universal Health Services, Inc. Class B	7,414	924,378
		76,980,057
Health Care Technology - 0.2%
Cerner Corp.	29,211	2,340,093
Veeva Systems, Inc. Class A (a)	12,921	3,571,881
		5,911,974
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	29,145	3,502,355
Illumina, Inc. (a)	13,896	5,925,810
IQVIA Holdings, Inc. (a)	18,259	3,246,450
Mettler-Toledo International, Inc. (a)	2,267	2,648,083
PerkinElmer, Inc.	10,618	1,561,589
Thermo Fisher Scientific, Inc.	37,719	19,225,374
Waters Corp. (a)	5,879	1,555,995
		37,665,656
Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	215,085	13,212,672
Elanco Animal Health, Inc. (a)	44,781	1,299,992
Eli Lilly & Co.	75,563	15,714,837
Johnson & Johnson	250,520	40,867,328
Merck & Co., Inc.	240,796	18,558,148
Pfizer, Inc.	529,001	18,991,136
Viatris, Inc. (a)	114,929	1,952,644
Zoetis, Inc. Class A	45,246	6,979,196
		117,575,953

TOTAL HEALTH CARE		418,634,217

INDUSTRIALS - 7.8%
Aerospace & Defense - 1.5%
General Dynamics Corp.	22,148	3,248,669
HEICO Corp. (b)	3,933	463,071
HEICO Corp. Class A	7,113	756,183
Howmet Aerospace, Inc.	37,233	915,187
Huntington Ingalls Industries, Inc.	3,795	597,067
L3Harris Technologies, Inc.	20,014	3,432,601
Lockheed Martin Corp.	23,436	7,542,174
Northrop Grumman Corp.	14,763	4,231,223
Raytheon Technologies Corp.	144,560	9,646,489
Teledyne Technologies, Inc. (a)	3,510	1,253,105
Textron, Inc.	21,794	986,396
The Boeing Co.	50,514	9,809,314
TransDigm Group, Inc.	5,161	2,855,478
		45,736,957
Air Freight & Logistics - 0.6%
Expeditors International of Washington, Inc.	16,081	1,439,571
FedEx Corp.	22,994	5,411,408
United Parcel Service, Inc. Class B	68,069	10,550,695
		17,401,674
Airlines - 0.2%
American Airlines Group, Inc. (b)	57,510	987,447
Delta Air Lines, Inc.	60,763	2,306,563
Southwest Airlines Co.	56,224	2,470,483
United Airlines Holdings, Inc. (a)	27,944	1,117,481
		6,881,974
Building Products - 0.4%
Allegion PLC	8,788	940,404
Carrier Global Corp.	77,576	2,986,676
Fortune Brands Home & Security, Inc.	13,208	1,139,190
Johnson Controls International PLC	68,934	3,434,292
Masco Corp.	24,852	1,349,712
Trane Technologies PLC	22,870	3,278,415
		13,128,689
Commercial Services & Supplies - 0.3%
Cintas Corp.	8,339	2,652,803
Copart, Inc. (a)	19,793	2,172,282
Republic Services, Inc.	20,075	1,817,189
Waste Management, Inc.	37,037	4,122,959
		10,765,233
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	12,311	1,242,919
Electrical Equipment - 0.5%
AMETEK, Inc.	21,808	2,469,974
Eaton Corp. PLC	37,959	4,467,774
Emerson Electric Co.	56,936	4,517,872
Rockwell Automation, Inc.	11,064	2,749,736
		14,205,356
Industrial Conglomerates - 1.2%
3M Co.	54,897	9,643,207
General Electric Co.	833,722	8,904,151
Honeywell International, Inc.	66,783	13,047,395
Roper Technologies, Inc.	9,985	3,923,206
		35,517,959
Machinery - 1.5%
Caterpillar, Inc.	51,703	9,453,377
Cummins, Inc.	14,092	3,303,447
Deere & Co.	29,825	8,613,460
Dover Corp.	13,753	1,602,087
Fortive Corp.	32,122	2,122,622
IDEX Corp.	7,187	1,338,148
Illinois Tool Works, Inc.	27,414	5,324,073
Otis Worldwide Corp.	38,596	2,495,231
PACCAR, Inc.	32,978	3,008,253
Parker Hannifin Corp.	12,265	3,245,442
Stanley Black & Decker, Inc.	15,191	2,635,487
Westinghouse Air Brake Co.	16,995	1,261,199
Xylem, Inc.	17,192	1,660,575
		46,063,401
Professional Services - 0.4%
CoStar Group, Inc. (a)	3,755	3,378,411
Equifax, Inc.	11,588	2,052,351
IHS Markit Ltd.	35,354	3,078,626
TransUnion Holding Co., Inc.	18,150	1,579,776
Verisk Analytics, Inc.	15,423	2,830,121
		12,919,285
Road & Rail - 1.0%
CSX Corp.	72,769	6,240,306
Kansas City Southern	8,912	1,806,195
Lyft, Inc. (a)	23,441	1,042,187
Norfolk Southern Corp.	24,168	5,718,632
Old Dominion Freight Lines, Inc.	9,157	1,776,458
Union Pacific Corp.	64,122	12,662,171
		29,245,949
Trading Companies & Distributors - 0.2%
Fastenal Co.	54,700	2,493,773
United Rentals, Inc. (a)	6,872	1,669,965
W.W. Grainger, Inc.	4,280	1,559,589
		5,723,327

TOTAL INDUSTRIALS		238,832,723

INFORMATION TECHNOLOGY - 28.4%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	5,167	1,589,163
Cisco Systems, Inc.	402,140	17,927,401
Motorola Solutions, Inc.	16,149	2,705,765
		22,222,329
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	28,505	3,559,704
CDW Corp.	13,637	1,795,447
Corning, Inc.	72,447	2,598,674
Keysight Technologies, Inc. (a)	17,566	2,487,170
TE Connectivity Ltd.	31,503	3,792,961
Trimble, Inc. (a)	23,742	1,564,835
Vontier Corp. (a)	15,939	516,902
Zebra Technologies Corp. Class A (a)	5,079	1,969,789
		18,285,482
IT Services - 5.6%
Accenture PLC Class A	60,292	14,585,841
Akamai Technologies, Inc. (a)	15,443	1,714,636
Amdocs Ltd.	12,746	900,123
Automatic Data Processing, Inc.	40,816	6,739,538
Black Knight, Inc. (a)	14,904	1,217,508
Booz Allen Hamilton Holding Corp. Class A	13,089	1,114,790
Broadridge Financial Solutions, Inc.	10,973	1,550,595
Cognizant Technology Solutions Corp. Class A	50,921	3,969,292
EPAM Systems, Inc. (a)	5,332	1,836,501
Fidelity National Information Services, Inc.	59,063	7,291,918
Fiserv, Inc. (a)	54,737	5,620,943
FleetCor Technologies, Inc. (a)	7,942	1,927,921
Gartner, Inc. (a)	8,477	1,287,741
Global Payments, Inc.	28,497	5,030,290
GoDaddy, Inc. (a)	15,940	1,252,565
IBM Corp.	84,810	10,101,719
Jack Henry & Associates, Inc.	7,248	1,049,438
Leidos Holdings, Inc.	12,700	1,346,962
MasterCard, Inc. Class A	83,722	26,480,431
Okta, Inc. (a)	11,541	2,989,234
Paychex, Inc.	30,482	2,661,688
PayPal Holdings, Inc. (a)	111,505	26,126,737
Square, Inc. (a)	36,530	7,889,019
The Western Union Co.	39,251	874,120
Twilio, Inc. Class A (a)	13,350	4,798,391
VeriSign, Inc. (a)	9,569	1,857,056
Visa, Inc. Class A	161,368	31,184,366
		173,399,363
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc. (a)	114,467	9,802,954
Analog Devices, Inc.	35,175	5,182,333
Applied Materials, Inc.	86,923	8,403,716
Broadcom, Inc.	38,495	17,341,998
Intel Corp.	389,995	21,648,622
KLA Corp.	14,703	4,117,869
Lam Research Corp.	13,707	6,633,503
Marvell Technology Group Ltd.	63,789	3,282,582
Maxim Integrated Products, Inc.	25,471	2,234,061
Microchip Technology, Inc.	24,786	3,373,622
Micron Technology, Inc. (a)	105,957	8,293,254
NVIDIA Corp.	58,907	30,607,488
Qorvo, Inc. (a)	10,864	1,856,440
Qualcomm, Inc.	107,632	16,820,729
Skyworks Solutions, Inc.	15,749	2,665,518
Teradyne, Inc.	15,817	1,794,913
Texas Instruments, Inc.	87,356	14,474,016
Xilinx, Inc.	23,333	3,046,590
		161,580,208
Software - 9.4%
Adobe, Inc. (a)	45,655	20,945,144
ANSYS, Inc. (a)	8,144	2,885,989
Autodesk, Inc. (a)	20,934	5,807,720
Cadence Design Systems, Inc. (a)	26,571	3,464,593
Citrix Systems, Inc.	11,684	1,557,594
Coupa Software, Inc. (a)	6,555	2,031,198
DocuSign, Inc. (a)	17,757	4,135,428
Fair Isaac Corp. (a)	2,762	1,243,204
Fortinet, Inc. (a)	12,839	1,858,445
Guidewire Software, Inc. (a)	7,992	917,002
Intuit, Inc.	25,015	9,036,168
Microsoft Corp.	719,496	166,894,292
NortonLifeLock, Inc.	56,162	1,183,333
Oracle Corp.	180,528	10,909,307
Palo Alto Networks, Inc. (a)	9,068	3,180,601
Paycom Software, Inc. (a)	4,667	1,772,247
RingCentral, Inc. (a)	7,551	2,815,919
Salesforce.com, Inc. (a)	87,079	19,641,539
ServiceNow, Inc. (a)	18,571	10,087,024
Splunk, Inc. (a)	15,203	2,508,951
SS&C Technologies Holdings, Inc.	21,153	1,330,101
Synopsys, Inc. (a)	14,536	3,713,221
The Trade Desk, Inc. (a)	3,993	3,058,598
Tyler Technologies, Inc. (a)	3,824	1,616,749
VMware, Inc. Class A (a)(b)	7,747	1,067,924
Workday, Inc. Class A (a)	17,134	3,898,499
		287,560,790
Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	1,520,911	200,699,404
Hewlett Packard Enterprise Co.	122,582	1,512,662
HP, Inc.	130,861	3,185,157
NetApp, Inc.	21,217	1,409,657
Seagate Technology LLC	21,277	1,406,835
Western Digital Corp.	28,867	1,628,965
		209,842,680

TOTAL INFORMATION TECHNOLOGY		872,890,852

MATERIALS - 2.4%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	21,037	5,611,830
Celanese Corp. Class A	11,123	1,358,674
Corteva, Inc.	70,930	2,827,270
Dow, Inc.	70,622	3,665,282
DuPont de Nemours, Inc.	69,880	5,551,966
Eastman Chemical Co.	12,875	1,266,256
Ecolab, Inc.	23,641	4,834,821
FMC Corp.	12,343	1,336,623
International Flavors & Fragrances, Inc. (b)	10,209	1,147,287
Linde PLC	49,946	12,256,748
LyondellBasell Industries NV Class A	24,488	2,100,091
PPG Industries, Inc.	22,493	3,030,032
Sherwin-Williams Co.	7,780	5,382,204
		50,369,084
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,934	1,705,491
Vulcan Materials Co.	12,623	1,882,594
		3,588,085
Containers & Packaging - 0.3%
Amcor PLC	148,525	1,624,864
Avery Dennison Corp.	7,930	1,196,399
Ball Corp.	31,143	2,741,207
Crown Holdings, Inc. (a)	12,809	1,154,731
International Paper Co.	37,455	1,884,361
WestRock Co.	24,953	1,033,803
		9,635,365
Metals & Mining - 0.3%
Arconic Rolled Products Corp. (a)	9,059	228,287
Freeport-McMoRan, Inc.	138,310	3,721,922
Newmont Corp.	76,475	4,557,910
Nucor Corp.	28,667	1,396,943
		9,905,062

TOTAL MATERIALS		73,497,596

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	11,735	1,961,036
American Tower Corp.	42,287	9,614,372
AvalonBay Communities, Inc.	13,320	2,180,084
Boston Properties, Inc.	13,478	1,230,137
Camden Property Trust (SBI)	9,315	951,527
Crown Castle International Corp.	41,064	6,539,853
Digital Realty Trust, Inc.	26,676	3,840,010
Duke Realty Corp.	35,396	1,400,266
Equinix, Inc.	8,483	6,277,081
Equity Lifestyle Properties, Inc.	15,947	970,215
Equity Residential (SBI)	32,658	2,013,039
Essex Property Trust, Inc.	6,203	1,486,301
Extra Space Storage, Inc.	12,286	1,398,024
Healthpeak Properties, Inc.	51,244	1,519,385
Host Hotels & Resorts, Inc.	67,279	911,630
Invitation Homes, Inc.	53,279	1,570,665
Medical Properties Trust, Inc.	54,407	1,148,532
Mid-America Apartment Communities, Inc.	10,897	1,446,577
Prologis (REIT), Inc.	70,375	7,262,700
Public Storage	14,490	3,298,214
Realty Income Corp.	33,290	1,966,107
Regency Centers Corp.	14,792	697,887
SBA Communications Corp. Class A	10,588	2,844,678
Simon Property Group, Inc.	31,224	2,901,646
Sun Communities, Inc.	10,228	1,463,934
UDR, Inc.	28,139	1,081,945
Ventas, Inc.	35,411	1,631,385
VEREIT, Inc.	20,542	723,695
VICI Properties, Inc.	51,066	1,290,948
Vornado Realty Trust	14,731	585,705
Welltower, Inc.	39,766	2,409,820
Weyerhaeuser Co.	71,135	2,218,701
WP Carey, Inc.	16,825	1,117,180
		77,953,279
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	31,952	1,948,433

TOTAL REAL ESTATE		79,901,712

UTILITIES - 2.7%
Electric Utilities - 1.7%
Alliant Energy Corp.	23,775	1,156,654
American Electric Power Co., Inc.	47,261	3,823,888
Duke Energy Corp.	70,046	6,584,324
Edison International	36,063	2,097,424
Entergy Corp.	19,082	1,819,087
Evergy, Inc.	21,553	1,158,043
Eversource Energy	32,511	2,844,713
Exelon Corp.	92,901	3,860,966
FirstEnergy Corp.	51,513	1,584,540
NextEra Energy, Inc.	186,439	15,077,322
Pinnacle West Capital Corp.	10,763	809,916
PPL Corp.	73,277	2,027,575
Southern Co.	100,550	5,924,406
Xcel Energy, Inc.	50,040	3,202,060
		51,970,918
Gas Utilities - 0.0%
Atmos Energy Corp.	12,004	1,068,356
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	63,356	1,545,253
Vistra Corp.	46,624	931,081
		2,476,334
Multi-Utilities - 0.8%
Ameren Corp.	23,544	1,712,120
CenterPoint Energy, Inc.	51,964	1,095,921
CMS Energy Corp.	27,280	1,551,686
Consolidated Edison, Inc.	32,618	2,308,702
Dominion Energy, Inc.	77,662	5,660,783
DTE Energy Co.	18,451	2,190,503
NiSource, Inc.	36,671	812,263
Public Service Enterprise Group, Inc.	47,959	2,706,326
Sempra Energy	27,370	3,387,311
WEC Energy Group, Inc.	30,049	2,671,356
		24,096,971
Water Utilities - 0.1%
American Water Works Co., Inc.	17,189	2,733,395
Essential Utilities, Inc.	21,274	984,986
		3,718,381

TOTAL UTILITIES		83,330,960

TOTAL COMMON STOCKS
(Cost $2,471,530,596)		3,053,817,357

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (c)	22,187,644	22,192,081
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	5,445,979	5,446,524
TOTAL MONEY MARKET FUNDS
(Cost $27,638,583)		27,638,605
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,499,169,179)		3,081,455,962
NET OTHER ASSETS (LIABILITIES) - (0.3)%(e)		(10,648,473)
NET ASSETS - 100%		$3,070,807,489

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	73	March 2021	$13,523,980	$36,454	$36,454

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $594,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,979
Fidelity Securities Lending Cash Central Fund	6,396
Total	$10,375

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.